Note A - Summary of Significant Accounting Policies: Stock Based Compensation (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Stock Based Compensation

Stock Based Compensation

Stock based compensation costs are measured at fair value on date of grant and recognition of compensation over the service period for awards expected to vest. The Company determines the fair value of awards using the Black - Scholes valuation model.